DISPOSITION OF SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2022
DISPOSITION OF SUBSIDIARY
Summary of net assets of the subsidiary disposed of

ASSETS:
Accounts Receivable, Net	$21,067
Prepaid Expenses and Other Current Assets	430,654
Operating Lease Right-of-Use Assets, Net	976,417
Property, Plant and Equipment, Net	310,501
Intangible Assets, Net	3,727,500
Goodwill	2,095,918
Other Assets	95,419
TOTAL ASSETS	$7,657,476
LIABILITIES:

Accounts Payable and Accrued Liabilities	$473,500
Operating Lease Liabilities	1,051,588
Notes Payable	42,051
TOTAL LIABILITIES	$1,567,139
NET ASSETS DISPOSED	$6,090,337